Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

(In millions of dollars)	Identical Assets (Level 1)		Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Assets:
Financial instruments owned:
Exchange traded equity securities (a)	$81	$89	$—	$—	$—	$—	$81	$89
Mutual funds(a)	158	141	—	—	—	—	158	141
Money market funds(b)	143	22	—	—	—	—	143	22
Total assets measured at fair value	$382	$252	$—	$—	$—	$—	$382	$252
Fiduciary Assets:
Money market funds	$111	$90	$—	$—	$—	$—	$111	$90
Total fiduciary assets measured at fair value	$111	$90	$—	$—	$—	$—	$111	$90
Liabilities:
Contingent purchase consideration liability(c)	$—	$—	$—	$—	$189	$241	$189	$241
Total liabilities measured at fair value	$—	$—	$—	$—	$189	$241	$189	$241
(a) Included in other assets in the consolidated balance sheets.
(b) Included in cash and cash equivalents in the consolidated balance sheets.
(c) Included in accounts payable and accrued liabilities and other liabilities in the consolidated balance sheets.

Changes in fair value of level 3 liabilities representing acquisition related contingent consideration
The table below sets forth a summary of the changes in fair value of the Company’s Level 3 liabilities for the years ended December 31, 2017 and December 31, 2016 that represent contingent purchase consideration related to acquisitions:

(In millions)	2017	2016
Balance at January 1,	$241	$309
Additions	51	17
Payments	(108)	(86)
Revaluation Impact	3	9
Other (a)	2	(8)
Balance at December 31,	$189	$241

Equity method investments summarized financial information
Below is a summary of the financial information for the Company's equity method investees:

For the Twelve Months Ended September 30,
(In millions of dollars)	2017	2016	2015
Revenue	$628	$843	$1,018
Net investment income (a)	$1,834	$1,824	$1,620
Net income	$476	$91	$196

As of September 30,
(In millions of dollars)	2017	2016
Total assets	$24,739	$22,997
Total liabilities	$22,817	$21,087
Non-controlling interests	$19	$12

(a) Net investment income in 2017, 2016 and 2015 includes approximately $1.5 billion, $1.9 billion and $1.5 billion, respectively, related to Alexander Forbes, substantially all of which is credited to policy holders.